Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
October 31, 2021
EQU-NPRT3-1221
1.809096.118

Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	695,382	17,565
Verizon Communications, Inc.	777,185	41,183
		58,748
Entertainment - 1.8%
The Walt Disney Co. (a)	840,640	142,127
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	38,547	114,135
Media - 3.1%
Comcast Corp. Class A	2,413,127	124,107
Interpublic Group of Companies, Inc.	1,780,860	65,126
Shaw Communications, Inc. Class B	680,784	19,605
WPP PLC	2,826,603	40,858
		249,696
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc. Class B (non-vtg.)	143,054	6,653
T-Mobile U.S., Inc. (a)	620,717	71,401
		78,054
TOTAL COMMUNICATION SERVICES		642,760
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	381,144	93,590
Household Durables - 0.6%
Tempur Sealy International, Inc.	1,031,592	45,875
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	293,829	22,543
Multiline Retail - 1.5%
Kohl's Corp.	744,222	36,117
Nordstrom, Inc. (a)(b)	460,069	13,218
Target Corp.	261,180	67,808
		117,143
Specialty Retail - 2.0%
Best Buy Co., Inc.	209,543	25,615
Burlington Stores, Inc. (a)	148,580	41,051
Dick's Sporting Goods, Inc.	219,941	27,319
Lowe's Companies, Inc.	103,954	24,307
The Home Depot, Inc.	62,755	23,329
TJX Companies, Inc.	292,088	19,129
		160,750
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	214,751	23,479
Tapestry, Inc.	923,703	36,006
		59,485
TOTAL CONSUMER DISCRETIONARY		499,386
CONSUMER STAPLES - 8.0%
Beverages - 2.3%
Diageo PLC	812,334	40,415
Keurig Dr. Pepper, Inc.	1,616,021	58,322
The Coca-Cola Co.	1,470,675	82,902
		181,639
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	490,037	28,638
Costco Wholesale Corp.	80,157	39,400
Walmart, Inc.	669,441	100,028
		168,066
Food Products - 1.8%
Bunge Ltd.	269,072	24,927
Lamb Weston Holdings, Inc.	459,047	25,913
Mondelez International, Inc.	1,138,497	69,152
Nestle SA (Reg. S)	164,056	21,640
		141,632
Household Products - 1.8%
Procter & Gamble Co.	1,016,115	145,294
TOTAL CONSUMER STAPLES		636,631
ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Canadian Natural Resources Ltd.	1,073,303	45,617
ConocoPhillips Co.	661,436	49,270
Enterprise Products Partners LP	1,617,921	36,694
Exxon Mobil Corp.	2,383,485	153,663
Hess Corp.	312,500	25,803
Imperial Oil Ltd.	1,205,598	40,817
Phillips 66 Co.	501,539	37,505
Suncor Energy, Inc.	2,357,442	62,003
Thungela Resources Ltd. (a)	60,989	286
Valero Energy Corp.	525,207	40,614
		492,272
FINANCIALS - 20.9%
Banks - 13.9%
Bank of America Corp.	5,059,614	241,748
Citigroup, Inc.	1,551,072	107,272
Huntington Bancshares, Inc.	3,258,775	51,293
JPMorgan Chase & Co.	1,725,780	293,191
M&T Bank Corp.	628,142	92,412
PNC Financial Services Group, Inc.	603,548	127,367
Wells Fargo & Co.	3,758,898	192,305
		1,105,588
Capital Markets - 1.9%
BlackRock, Inc. Class A	83,085	78,387
KKR & Co. LP	906,977	72,259
		150,646
Consumer Finance - 1.5%
Capital One Financial Corp.	779,296	117,697
Insurance - 3.6%
American Financial Group, Inc.	328,920	44,746
American International Group, Inc.	553,352	32,698
Chubb Ltd.	403,661	78,867
Hartford Financial Services Group, Inc.	569,829	41,558
Old Republic International Corp.	1,334,404	34,468
The Travelers Companies, Inc.	350,872	56,448
		288,785
TOTAL FINANCIALS		1,662,716
HEALTH CARE - 17.3%
Biotechnology - 2.1%
AbbVie, Inc.	670,790	76,919
Amgen, Inc.	443,315	91,753
		168,672
Health Care Equipment & Supplies - 2.3%
Danaher Corp.	580,624	181,021
Health Care Providers & Services - 3.2%
Cigna Corp.	291,867	62,346
UnitedHealth Group, Inc.	415,961	191,538
		253,884
Pharmaceuticals - 9.7%
AstraZeneca PLC (United Kingdom)	669,616	83,770
Bristol-Myers Squibb Co.	2,026,435	118,344
Eli Lilly & Co.	515,480	131,324
Johnson & Johnson	1,019,128	165,996
Merck & Co., Inc.	1,087,000	95,710
Roche Holding AG (participation certificate)	209,052	80,986
Sanofi SA	1,022,904	102,745
		778,875
TOTAL HEALTH CARE		1,382,452
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.9%
Huntington Ingalls Industries, Inc.	88,500	17,942
Northrop Grumman Corp.	179,393	64,083
The Boeing Co. (a)	344,721	71,368
		153,393
Air Freight & Logistics - 1.5%
Deutsche Post AG	566,658	35,059
United Parcel Service, Inc. Class B	379,589	81,031
		116,090
Building Products - 0.8%
Johnson Controls International PLC	845,015	61,999
Electrical Equipment - 0.8%
AMETEK, Inc.	464,267	61,469
Industrial Conglomerates - 2.6%
General Electric Co.	895,720	93,934
Hitachi Ltd.	337,900	19,471
Roper Technologies, Inc.	148,046	72,227
Siemens AG	123,435	20,068
		205,700
Machinery - 2.4%
Crane Co.	233,384	24,104
Fortive Corp.	514,467	38,950
ITT, Inc.	464,254	43,672
Nordson Corp.	143,148	36,390
Otis Worldwide Corp.	636,732	51,136
		194,252
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	3,867	11,206
Trading Companies & Distributors - 0.3%
Watsco, Inc.	80,640	23,352
Transportation Infrastructure - 0.3%
Aena SME SA (a)(c)	155,900	25,604
TOTAL INDUSTRIALS		853,065
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,513,554	140,684
IT Services - 2.6%
Accenture PLC Class A	178,900	64,188
Amdocs Ltd.	1,062,256	82,686
Genpact Ltd.	898,351	44,334
Visa, Inc. Class A	82,653	17,503
		208,711
Semiconductors & Semiconductor Equipment - 2.5%
NXP Semiconductors NV	451,050	90,598
Qualcomm, Inc.	259,517	34,526
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	667,276	75,869
		200,993
Software - 2.3%
Microsoft Corp.	366,642	121,586
NortonLifeLock, Inc.	861,814	21,933
Open Text Corp.	771,790	38,876
		182,395
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	278,556	41,728
Samsung Electronics Co. Ltd.	1,081,010	64,392
		106,120
TOTAL INFORMATION TECHNOLOGY		838,903
MATERIALS - 2.8%
Chemicals - 1.2%
Linde PLC	274,382	87,583
Nutrien Ltd.	128,400	8,974
		96,557
Containers & Packaging - 1.3%
Crown Holdings, Inc.	545,948	56,773
Packaging Corp. of America	326,900	44,906
		101,679
Metals & Mining - 0.3%
Anglo American PLC (United Kingdom)	566,977	21,570
Lundin Mining Corp.	871,700	7,586
		29,156
TOTAL MATERIALS		227,392
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	186,177	52,496
Lamar Advertising Co. Class A	761,697	86,224
Public Storage	145,624	48,373
		187,093
UTILITIES - 5.5%
Electric Utilities - 2.9%
Exelon Corp.	984,336	52,357
NextEra Energy, Inc.	1,377,226	117,519
NRG Energy, Inc.	1,090,709	43,508
PG&E Corp. (a)	1,354,272	15,710
		229,094
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	1,884,922	36,926
Multi-Utilities - 2.1%
Ameren Corp.	432,496	36,455
CenterPoint Energy, Inc.	1,333,966	34,736
Dominion Energy, Inc.	824,648	62,616
WEC Energy Group, Inc.	425,090	38,284
		172,091
TOTAL UTILITIES		438,111
TOTAL COMMON STOCKS (Cost $5,236,554)		7,860,781

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)(g) (Cost $22,694)	17,489,628	8,358

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (h)	95,791,875	95,811
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	10,435,356	10,436
TOTAL MONEY MARKET FUNDS (Cost $106,247)		106,247

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,365,495)	7,975,386
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,533)
NET ASSETS - 100.0%	7,972,853

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,604,000 or 0.3% of net assets.

(d)	A portion of the security sold on a delayed delivery basis.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,358,000 or 0.1% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	22,696

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	137,942	432,753	474,883	78	(1)	-	95,811	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	19,580	532,877	542,021	59	-	-	10,436	0.0%
Total	157,522	965,630	1,016,904	137	(1)	-	106,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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